Operating loans and long-term debt - Narrative (Details) £ in Millions, $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Feb. 01, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 598	$ 595
Borrowings, Amount Reduced			665
Borrowings, Premiums Paid			60
Gain (loss) on Settlement of Borrowings			5
Notional amount			720
Gains (losses) on change in fair value of derivatives		13	6
Non-current derivative financial assets		12
Long-term debt		$ 0	1
Interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.14%		1.14%	1.14%
Interest rate swap contract | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about borrowings [line items]
Long-term debt			1
Revolving credit facility which matures July 2026
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		$ 1,000
Borrowings, Redeem and Re-Paid	$ 1
Revolving credit facility which matures July 2026 | Deferred Financing Costs Netting
Disclosure of detailed information about borrowings [line items]
Borrowings		1
Revolving credit facility which matures July 2026 | Europe
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity | £				£ 15
Uncommitted Revolving Credit Facility | United States
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		35
Uncommitted Revolving Credit Facility | Europe
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		18
Demand Line of Credit
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		10			$ 13
Credit Facilities Dedicated to Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings		131	137
Borrowings, Letters Of Credit		61	65
Senior notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.25%
Senior notes due April 2023 | Norbord, Inc.
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 315
Purchase Price Fair Value Measurement, Increase			$ 55
Senior notes due July 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.75%
Borrowings, Redeem and Re-Paid	$ 1
Senior notes due July 2027 | Norbord, Inc.
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 350
Term loan due August 2024; floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount		200
Term loan due August 2024; floating interest rate | Interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 200